FINANCIAL RISK MANAGEMENT, Liquidity Risk (Details) - ARS ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020
Maturities of financial liabilities [Abstract]
Loans	[2]	$ 52,579,362	[1]	$ 66,217,225
During 2023 [Member]
Maturities of financial liabilities [Abstract]
Loans		597,499
During 2024 [Member]
Maturities of financial liabilities [Abstract]
Loans		647,668
During 2025 [Member]
Maturities of financial liabilities [Abstract]
Loans		49,707,000
Liquidity Risk [Member]
Maturities of financial liabilities [Abstract]
Loans		63,536,065		82,685,856
Other financial liabilities		7,561,042		6,165,630
Finance leases		3,610,177		5,414,487
Liquidity Risk [Member] | Without Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		0		0
Other financial liabilities		0		0
Finance leases		0		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member]
Maturities of financial liabilities [Abstract]
Loans		0		0
Other financial liabilities		297,379		326,785
Finance leases		77,433		95,887
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2020 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		296,135
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-21 to 03-31-21 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-21 to 06-30-21 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-21 to 09-30-21 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-21 to 12-31-21 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		77,433
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2019 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				324,909
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				469
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				469
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				469
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				469
Finance leases				95,887
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial liabilities [Abstract]
Loans		63,536,065		82,685,856
Other financial liabilities		7,263,663		5,838,845
Finance leases		3,532,744		5,318,600
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-22 to 03-31-22 [Member]
Maturities of financial liabilities [Abstract]
Loans		42,265
Other financial liabilities		7,221,483
Finance leases		192,086
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-22 to 06-30-22 [Member]
Maturities of financial liabilities [Abstract]
Loans		1,733,400
Other financial liabilities		42,180
Finance leases		192,086
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-22 to 09-30-22 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		0
Finance leases		192,086
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-22 to 12-31-22 [Member]
Maturities of financial liabilities [Abstract]
Loans		1,733,400
Other financial liabilities		0
Finance leases		192,086
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-21 to 03-31-21 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				5,816,741
Finance leases				237,523
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-21 to 06-30-21 [Member]
Maturities of financial liabilities [Abstract]
Loans				2,143,418
Other financial liabilities				22,104
Finance leases				237,523
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-21 to 09-30-21 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				0
Finance leases				237,523
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-21 to 12-31-21 [Member]
Maturities of financial liabilities [Abstract]
Loans				2,143,418
Other financial liabilities				0
Finance leases				237,523
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial liabilities [Abstract]
Loans		3,466,800
Other financial liabilities		0
Finance leases		768,448
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial liabilities [Abstract]
Loans		3,466,800
Other financial liabilities		0
Finance leases		768,448
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial liabilities [Abstract]
Loans		53,093,400
Other financial liabilities		0
Finance leases		768,448
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2026 Onwards [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		0
Finance leases		459,056
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial liabilities [Abstract]
Loans				4,286,837
Other financial liabilities				0
Finance leases				950,217
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial liabilities [Abstract]
Loans				4,286,837
Other financial liabilities				0
Finance leases				950,217
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial liabilities [Abstract]
Loans				4,286,837
Other financial liabilities				0
Finance leases				950,217
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial liabilities [Abstract]
Loans				65,538,509
Other financial liabilities				0
Finance leases				950,217
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2026 onwards [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				0
Finance leases				567,640
Liquidity Risk [Member] | With Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		63,536,065		82,685,856
Other financial liabilities		7,561,042		6,165,630
Finance leases		$ 3,610,177		$ 5,414,487

[1]	As of December 31, 2021 and 2020, it is net of Notes repurchase of Ps 2,302,366 and Ps. 2,233,474, respectively.
[2]	Net of issuance expenses of Ps. 52,683 and Ps. 113,602 as of December 31, 2021 and 2020, respectively.